Offerings	May 13, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	NextEra Energy Capital Holdings, Inc. Series U Junior Subordinated Debentures due June 1, 2085
Amount Registered | shares	977,500,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 977,500,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 149,655.25
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Registration Fee" table in Registration Statement Nos. 333-278184 and 333-278184-02. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering. Includes $127,500,000 principal amount of the Series U Junior Subordinated Debentures due June 1, 2085 (the "Junior Subordinated Debentures") issuable upon exercise of the underwriters' option.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	NextEra Energy, Inc. Guarantee of Series U Junior Subordinated Debentures due June 1, 2085
Fee Rate	0.01531%
Amount of Registration Fee	$ 0.00
Offering Note	NextEra Energy, Inc. has agreed to absolutely, irrevocably and unconditionally guarantee the payment of principal, interest and premium, if any, on the Junior Subordinated Debentures. The value attributable to the NextEra Energy, Inc. guarantee, if any, is reflected in the offering price of the Junior Subordinated Debentures. Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate fee for the NextEra Energy, Inc. guarantee is payable.